Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO		Compensation Actually Paid to CEO[3]			Average Compensation Actually Paid for other NEOs[3,4] ($)	Value of Initial Fixed $100 Investment Based on:

Year	CEO[1] ($)	CEO Prior to the Spin-Off[2] ($)	CEO[1] ($)	CEO Prior to the Spin-Off[2] ($)	Average Summary Compensation Table Total for other NEOs[4] ($)		TSR[5] ($)	Peer Group TSR[5] ($)	Net Income[6] (in thousands) ($)	Adjusted EBITDA[7] (in thousands) ($)

2024	13,328,364	N/A	20,591,232	N/A	3,217,356	4,617,452	86.73	260.04	197,249	274,029
2023	9,192,231	N/A	12,618,615	N/A	1,837,817	2,503,033	62.66	191.10	138,838	297,421
2022	3,528,719	N/A	(1,221,268)	N/A	1,257,055	(209,876)	34.24	118.60	98,709	256,169
2021	7,458,031	N/A	6,469,146	N/A	2,245,127	1,814,939	91.45	183.48	243,557	390,705
2020	3,725,993	7,504,429	4,834,262	9,061,514	2,209,483	2,114,172	109.20	145.15	(61,465)	354,937

Company Selected Measure Name			■Adjusted EBITDA
Named Executive Officers, Footnote	Steven A. Michaels was our CEO beginning November 30, 2020 through all of 2024. The amounts for 2020 include Mr. Michaels' compensation for the full year.
2.John W. Robinson III was our CEO through November 30, 2020, when he resigned from the Company in connection with the spin-off of our former Aaron's Business operating segment in late 2020 (the "Spin-Off").
			For 2020, our other NEOs were Curtis L. Doman, our Chief Innovation Officer; Brian J. Garner, our Chief Financial Officer; Marvin A. Fentress, our General Counsel and Corporate Secretary; Douglas A. Lindsay, the former Chief Executive Officer of Aaron's Business; C. Kelly Wall, the former Interim Chief Financial Officer; and Ryan K. Woodley, the former Chief Executive Officer of Progressive Leasing. Mr. Woodley resigned as Chief Executive Officer of Progressive Leasing effective July 31, 2020. Messrs. Lindsay and Wall resigned from the Company in connection with the Spin-Off, effective November 30, 2020. Messrs. Doman, Garner and Fentress were appointed to their positions in December 2020. For 2021, our other NEOs were Messrs. Doman, Garner and Fentress, who served as our General Counsel and Corporate Secretary until his retirement from that position, effective May 31, 2022. For 2022, our other NEOs were Messrs. Doman, Garner, Fentress, and Eugene V. Thomas, who served as our General Counsel and Corporate Secretary from his appointment effective May 31, 2022 until he resigned from the Company for personal reasons effective November 6, 2022. For 2023, our other NEOs were Messrs. Doman, Garner, and Todd King, who was appointed as our Chief Legal and Compliance Officer effective May 15, 2023. For 2024, our other NEOs were Messrs. Garner and King.
Peer Group Issuers, Footnote			TSR is cumulative for the measurement period determined based on the value of an initial fixed investment of $100, calculated in accordance with Item 201(e) of Regulation S-K. The TSR peer group for purposes of this table is the S&P North American Technology Index. The spin-off of The Aaron's Company on November 30, 2020 was reflected as a $9.60 per share special dividend in calculating the PROG Holdings cumulative total shareholder return. Shareholders of PROG Holdings received one share of The Aaron's Company for every two shares of PROG Holdings common stock in the distribution related to the separation and spin-off. The $9.60 per share special dividend was based on the November 30, 2020 closing price of one share of The Aaron's Company common stock, on a "when issued" basis, which was $19.19, adjusted for the distribution ratio.
Adjustment To PEO Compensation, Footnote

Year	Executive	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value of Unvested Awards Granted in the Year ($)	Change in Value of Prior Equity Awards ($)	Value of Equity Awards Granted and Vested in the Year ($)	Change in Value of Prior Year Vested Equity Awards ($)	Subtract Value of Equity Awards Failed to Meet Vesting Conditions ($)	Value of Dividends not Otherwise Reflected in Fair value ($)	Compensation Actually Paid ($)

2024	CEO	13,328,364	(10,044,764)	15,175,226	2,059,078	—	(9,912)	—	83,240	20,591,232
	Average of other NEOs	3,217,356	(1,994,796)	3,013,658	353,114	—	11,348	—	16,772	4,617,452

Non-PEO NEO Average Total Compensation Amount			$ 3,217,356	$ 1,837,817	$ 1,257,055	$ 2,245,127	$ 2,209,483
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,617,452	2,503,033	(209,876)	1,814,939	2,114,172
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value of Unvested Awards Granted in the Year ($)	Change in Value of Prior Equity Awards ($)	Value of Equity Awards Granted and Vested in the Year ($)	Change in Value of Prior Year Vested Equity Awards ($)	Subtract Value of Equity Awards Failed to Meet Vesting Conditions ($)	Value of Dividends not Otherwise Reflected in Fair value ($)	Compensation Actually Paid ($)

2024	CEO	13,328,364	(10,044,764)	15,175,226	2,059,078	—	(9,912)	—	83,240	20,591,232
	Average of other NEOs	3,217,356	(1,994,796)	3,013,658	353,114	—	11,348	—	16,772	4,617,452

Tabular List, Table

Most Important Financial Performance Measures
■Adjusted EBITDA	■Adjusted Revenues	■Adjusted Pre-Tax Income

Total Shareholder Return Amount			$ 86.73	62.66	34.24	91.45	109.20
Peer Group Total Shareholder Return Amount			260.04	191.10	118.60	183.48	145.15
Net Income (Loss)			$ 197,249,000	$ 138,838,000	$ 98,709,000	$ 243,557,000	$ (61,465,000)
Company Selected Measure Amount			274,029,000	297,421,000	256,169,000	390,705,000	354,937,000
PEO Name	Steven A. Michaels	John W. Robinson III	Steven A. Michaels	Steven A. Michaels	Steven A. Michaels	Steven A. Michaels
Additional 402(v) Disclosure	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP is a value calculated under applicable SEC rules and does not represent the actual amount of compensation earned or paid to the applicable NEO. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The table below details these adjustments.Represents net earnings (loss) as shown in the Company's Annual Report on Form 10-K. Net loss for 2020 includes $295.1 million of Loss from Discontinued Operations, net of income tax, which reflects the operating results of the Aaron's Business segment that was spun-off from the Company on November 30, 2020. Net Earnings from Continuing Operations for 2020 was $233.6 million.
7.Represents the Company-selected measure, Adjusted EBITDA. The Adjusted EBITDA shown in the table is calculated using the definition approved by our Compensation Committee for the use of that performance metric in our incentive compensation plan, and is not the same definition the Company used in reporting Adjusted EBITDA in its earnings press releases in 2021 and 2020. See Appendix A for a reconciliation of Adjusted EBITDA used in our incentive compensation plan to Adjusted EBITDA reported in our earnings releases and to Net Earnings (Loss), the most directly comparable GAAP financial measure.

Measure:: 1
Pay vs Performance Disclosure
Name			■Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			■Adjusted Revenues
Measure:: 3
Pay vs Performance Disclosure
Name			■Adjusted Pre-Tax Income
Stephen A. Michaels [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,328,364	$ 9,192,231	$ 3,528,719	$ 7,458,031	$ 3,725,993
PEO Actually Paid Compensation Amount			20,591,232	$ 12,618,615	$ (1,221,268)	$ 6,469,146	4,834,262
John W. Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							7,504,429
PEO Actually Paid Compensation Amount							$ 9,061,514
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,044,764)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,175,226
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,059,078
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,912)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			83,240
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,994,796)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,013,658
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			353,114
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,348
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 16,772